Subsequent Events (Details) - Subsequent Event [Member]	Jul. 29, 2024 USD ($)	Aug. 20, 2024 USD ($)	Aug. 20, 2024 CNY (¥)	Jul. 29, 2024 CNY (¥)	Jul. 04, 2024 USD ($)	Jul. 04, 2024 CNY (¥)
Mr. Wenquan Zhu [Member]
Subsequent Event [Line Items]
Long term loan					3 years	3 years
Long-term loan					$ 1,307,244	¥ 9,500,000
Annual interest rate					6.50%	6.50%
DSY Dongguan [Member]
Subsequent Event [Line Items]
Percentage of dispose wholly owned subsidiary	100.00%
Consideration received on disposal	$ 5,228,974	$ 1,376,046	¥ 10,000,000	¥ 38,000,000